Note 17 (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Goodwill, breakdown by CGU and changes of the year [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year / period (Millions of Euros)
	Mexico	Turkey	Colombia	Chile	Other	Total
Balance as of December 31, 2022	559	—	118	25	5	707
Additions	—	—	—	—	—	—
Exchange difference	64	—	25	(1)	—	88
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	—	—	—	—	—
Balance as of December 31, 2023	623	—	143	24	5	795
Additions	—	—	—	—	—	—
Exchange difference	(27)	—	(7)	(1)	—	(35)
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	—	—	—	—	—
Balance as of June 30, 2024	596	—	136	23	5	760

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2024	December 2023
Computer software acquisition expense	1,595	1,535
Other intangible assets with an infinite useful life	9	8
Other intangible assets with a definite useful life	16	25
Total	1,620	1,568